Commitments	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Commitments
27.	Commitments
The Group is committed to incur capital expenditure related to renovation of its office premises of RUB 9,648 thousand (as of December 31, 2018 – RUB 40,653 thousands). These commitments are expected to be settled in 2020. See also note 30.